Schedule of Compensation Options (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2025 USD ($)
March 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options grant fair value	$ 111,971
September 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options grant fair value	$ 2,309,056